Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Premium on issue of shares	Capital transaction		Stock options	Other reserves	Treasury shares	Legal Reserve	Reserve for investments	Tax-incentive reserve	VAE	FCTA	Retained earnings (loss)	Total	Non-controlling interest	Total
Balance at Dec. 31, 2021		$ 13,177,841	$ 36,321	$ (154,198)	[1]	$ 10,145	$ (33,747)	$ (619,298)	$ 455,474	$ 2,963,982		$ 92,305	$ (8,024,668)		$ 7,904,157	$ 660,795	$ 8,564,952
Net income (loss)					[1]									2,997,488	2,997,488	146,049	3,143,537
Gain (loss) on foreign currency translation adjustments	[2]				[1]			47,776		(110,117)			(523,602)	(12,339)	(598,282)	(61,793)	(660,075)
Gain (loss) on net investment in foreign operations	[3]				[1]								137,499		137,499		137,499
Gain (loss) on cash flow hedge, net of tax	[4]				[1]							(32,027)			(32,027)		(32,027)
Valuation adjustments to equity in subsidiaries	[5]				[1]							(6,514)			(6,514)	154	(6,360)
Gain (loss) on associated with pension and other postretirement benefit obligations					[1]							7,926			7,926	2,115	10,041
Total comprehensive income (loss)					[1]			47,776		(110,117)		(30,615)	(386,103)	2,985,149	2,506,090	86,525	2,592,615
Purchase of treasury shares	[1]							(719,393)							(719,393)		(719,393)
Sale of treasury shares					[1]			169,408		(1,903)					167,505		167,505
Cancellation of treasury shares					[1]			1,121,507		(1,121,507)
Share-based compensation				6,219	[1]										6,219	1,396	7,615
Realization of other reserves					[1]		(1,430)							1,430
Proposed interim dividends					[1]									(450,767)	(450,767)		(450,767)
Distribution of interim dividends					[1]									(422,033)	(422,033)		(422,033)
Prescribed dividends					[1]									3	3		3
Legal Reserve					[1]				148,129					(148,129)
Constitution of investments statutory reserve					[1]					1,694,844				(1,694,844)
Purchase of Pilgrim’s Pride Corporation treasury shares repurchase				(91,605)	[1]										(91,605)	(98,139)	(189,744)
Dividends to non-controlling interest					[1]											(5,002)	(5,002)
Acquisition of Non-Controlling Interest in Diamond Valley Pork					[1]											3,034	3,034
Constitution of tax-incentive reserve					[1]					(496,545)	767,354			(270,809)
Others					[1]											(2,639)	(2,639)
Balance at Dec. 31, 2022		13,177,841	36,321	(239,584)	[1]	10,145	(35,177)		603,603	2,928,754	767,354	61,690	(8,410,771)		8,900,176	645,970	9,546,146
Net income (loss)					[1]									(198,869)	(198,869)	67,134	(131,735)
Gain (loss) on foreign currency translation adjustments	[2]				[1]								618,297	(30,467)	587,830	(26,876)	560,954
Gain (loss) on net investment in foreign operations	[3]				[1]								179,612		179,612		179,612
Gain (loss) on cash flow hedge, net of tax	[4]				[1]							5,129			5,129		5,129
Valuation adjustments to equity in subsidiaries	[5]				[1]							(13,143)			(13,143)		(13,143)
Gain (loss) on associated with pension and other postretirement benefit obligations					[1]							6,767			6,767	1,577	8,344
Total comprehensive income (loss)					[1]							(1,247)	797,909	(229,336)	567,326	41,835	609,161
Cancellation of treasury shares
Share-based compensation				7,109	[1]								(1,588)		5,521	1,392	6,913
Realization of other reserves					[1]		(1,236)							1,236
Distribution of interim dividends					[1]									(447,979)	(447,979)		(447,979)
Constitution of investments statutory reserve					[1]					(696,226)				696,226
Dividends to non-controlling interest					[1]											(6,318)	(6,318)
Constitution of tax-incentive reserve					[1]						20,147			(20,147)
Others					[1]											(137)	(137)
Balance at Dec. 31, 2023		13,177,841	36,321	(232,475)	[1]	10,145	(36,413)		603,603	2,232,528	787,501	60,443	(7,614,450)		9,025,044	682,742	9,707,786
Net income (loss)					[1]									1,766,870	1,766,870	200,740	1,967,610
Gain (loss) on foreign currency translation adjustments	[2]				[1]								(2,108,541)		(2,108,541)	159,997	(1,948,544)
Gain (loss) on net investment in foreign operations	[3]				[1]								(421,856)		(421,856)		(421,856)
Gain (loss) on cash flow hedge, net of tax	[4]				[1]							594			594		594
Other fair value adjustments through other comprehensive income	[5]				[1]							(2,787)			(2,787)		(2,787)
Gain (loss) on associated with pension and other postretirement benefit obligations					[1]							9,333			9,333	4,304	13,637
Total comprehensive income (loss)					[1]							7,140	(2,530,397)	1,766,870	(756,387)	365,041	(391,346)
Cancellation of treasury shares
Share-based compensation				13,037	[1]										13,037	2,756	15,793
Realization of other reserves					[1]		(1,057)							1,057
Distribution of interim dividends					[1]					(1,179,620)					(1,179,620)		(1,179,620)
Prescribed dividends					[1]									5	5		5
Legal Reserve					[1]				88,396					(88,396)
Constitution of investments statutory reserve					[1]					1,017,205				(1,017,205)
Dividends to non-controlling interest					[1]											(4,293)	(4,293)
Acquisition of Non-Controlling Interest in Diamond Valley Pork				(7,614)	[1]										(7,614)	(5,710)	(13,324)
Constitution of tax-incentive reserve					[1]						662,331			(662,331)
Business acquisitions					[1]											(674)	(674)
Others					[1]											37	37
Balance at Dec. 31, 2024		$ 13,177,841	$ 36,321	$ (227,052)	[1]	$ 10,145	$ (37,470)		$ 691,999	$ 2,070,113	$ 1,449,832	$ 67,583	$ (10,144,847)		$ 7,094,465	$ 1,039,899	$ 8,134,364

[1]	Refers to the purchase of PPC treasury shares and share-based payment expenses incurred from subsidiaries.
[2]	Refers to the net investment on foreign operations of intercompany balances between JBS S.A. and its indirect subsidiaries JBS Investments Luxembourg S.à.r.l.. Thus, since the balances are an extension of that entity’s investment, they are considered as equity instruments.
[3]	Foreign Currency Translation Adjustments (FCTA) and exchange variation in subsidiaries
[4]	Refers to the hedge accounting mainly in the indirect subsidiary Seara Alimentos.
[5]	Mainly related to derivative financial instruments.